Employee-related expenditure (Tables)	12 Months Ended
Jun. 30, 2024
Employee-related expenditure
Schedule of employee related expenditures

		2024	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm
Analysis of employee costs
Labour		35 579	33 655	32 141
salaries, wages and other employee-related expenditure		33 255	31 415	30 068
post-retirement benefits	31	2 324	2 240	2 073
Share-based payment expenses		986	1 033	1 139
equity-settled	32	986	1 033	1 164
cash-settled		—	—	(25)
Total employee-related expenditure		36 565	34 688	33 280
Costs capitalised to projects		(1 100)	(1 144)	(825)
Per income statement		35 465	33 544	32 455

Schedule of number of employees

	2024	2023	2022
for the year ended 30 June	Number	Number	Number
Permanent employees	27 678	28 657	28 279
Non-permanent employees	463	416	351
	28 141	29 073	28 630